Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALPS ETF Trust
Prospectus Date	rr_ProspectusDate	Dec. 17, 2012
ALPS/GS Risk-Adjusted Return US Large Cap Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION ALPS/GS RISK-ADJUSTED RETURN U.S. LARGE CAP INDEX ETF (the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of the GS Risk-Adjusted Return U.S. Large Cap Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange traded fund (“ETF”) that seeks investment results that closely correspond to the total return of the Index. The Index includes U.S. securities within the Russell 1000® Index selected in accordance with the proprietary methodology described below.

The Fund’s investment adviser, ALPS Advisors, Inc. (the “Adviser”), uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many other funds, the Fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund will invest at least 80% of its total assets in the securities that comprise the Index. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The Fund’s investment objective and the Index which the Fund seeks to track may be changed without shareholder approval.

The Index is designed to reflect the performance of a hypothetical portfolio of U.S. stocks that are anticipated to have the highest risk-adjusted returns based on a methodology (the “Methodology”) developed by Goldman, Sachs & Co. (the “Index Provider”). The Methodology selects a target of 50 stocks for inclusion in the Index from a subset of U.S. equity securities within the Russell 1000® Index that meet the minimum analysts coverage, liquidity and market capitalization requirements set forth below. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest capitalization securities in such index.

The Methodology classifies the stocks by sector, then sorts by the highest risk adjusted returns within each sector. Risk-adjusted returns are based on I/B/E/S (Institutional Brokers’ Estimate System) consensus 12-month target prices adjusted by their six month “realized” volatility (as defined below). All stocks are equally weighted and the number of stocks from each sector is determined by sector weightings using a risk-parity approach. Under this approach, the volatility of each sector is computed based on realized six-month volatility and sectors with relatively high realized volatility contribute proportionately fewer securities while sectors with relatively low realized volatility contribute proportionately more securities. The Index is rebalanced semiannually.

Stocks eligible for inclusion in the Index are constituents of the Russell 1000® Index which meet all of the following criteria at the close of the relevant determination date.
1) Coverage. Such stocks have 5 or more analysts contributing to the consensus target price according to Thomson Reuters I/B/E/S.
2) Market Capitalization. Such stocks rank in the top 90% of all stocks in the Russell 1000® Index measured by market capitalization.
3) Average Daily Volume. Such stocks rank in the top 90% of all stocks in the Russell 1000® Index measured by 30 (calendar) days average daily volume (in USD). The 30 (calendar) days average daily volume is calculated using the previous 30 calendar days up to (and including ) the relevant determination date, based on the primary exchange price and volume across the all U.S. exchanges.
4) Corporate Actions. Since the immediately preceding rebalancing date, such stocks have not (i) announced delisting or bankruptcy according to Bloomberg or Reuters or (ii) been delisted or undergone bankruptcy.
The Index is calculated on a total return basis, with all distributions reinvested.

Realized volatility is an historical calculation of the degree of movement based on prices or values of an asset observed periodically in the market over a specific period. The realized volatility of an asset is characterized by the frequency of the observations of the asset price used in the calculation and the period over which observations are made. The Methodology utilizes six-month realized volatility, which is calculated by the Thomson Reuters (Markets) LLC (the “Calculation Agent”) from daily closing asset prices of the stocks in each sector over a six-month period and then annualized.

The Adviser, using a replication strategy, generally invests in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index. There may also be instances in which the Adviser may choose to overweight another security in the Index, purchase securities not in the Index which the Adviser believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index or purchase securities not represented in the Index in anticipation of their addition to the Index.

The Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance, before fees and expenses, and the performance of the Underlying Index. A figure of 1.00 would represent perfect correlation.

The Index is sponsored by the Index Provider and calculated by the Calculation Agent. Neither the Index Provider nor the Calculation Agent is affiliated with the Fund or the Adviser. The Methodology provides that a committee established by the Index Provider may exercise limited discretion with respect to the Index as contemplated by the Methodology. Information about the Index, including the components and weightings of the components of the Index as well as the value of the Index and a copy of the Methodology, are available at www.thomsonreuters.com. The foregoing website address, and other website addresses included herein, are inactive textual references and such websites cannot be accessed by clicking on any of the website addresses herein. Information in such websites is not part of this Prospectus. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.

Non-Correlation Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s Underlying ETF holdings to reflect changes in the composition of the Index. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.

Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in the securities of companies in a particular market (including the market of a particular country or geographic region), industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

Risk-Parity Risk. There can be no assurance that employing a “risk parity” approach to determine the number of stocks from each sector to include the securities in the Index will achieve any particular level of return, outperform indexes that use alternative approaches or will, in fact, reduce volatility or potential loss. Further, there can be no assurance that the number of stocks from each sector included in the Index at any given time is the optimal number of stocks for the Index or that the Index will outperform similar indexes with different numbers of stocks. By seeking to track the Index, the Fund is also susceptible to this risk.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s share price and/or net asset value to experience significant increases or decreases in value over short periods of time.

Methodology Risk. At each rebalancing, the stocks to be included in the Index are determined by the Methodology. There can be no assurance that any rebalancing will result in an optimal number of stocks in the Index or that the dates on which the rebalancings occur are the optimal dates to rebalance the Index. Further, there can be no assurance that the Methodology’s use of the six month historical realized volatility period will result in the Index outperforming similar indexes that use different time periods for determining volatility or other methodologies entirely. Since it is seeking to track the Index, the Fund will also be susceptible to this risk.

I/B/E/S Risk. The Methodology uses I/B/E/S consensus 12-month target prices adjusted by their historic six-month realized volatility to select stocks for inclusion in the Index. Such consensus target prices are subject to revision and may not be reliable predictors of future stock prices. If the number or quality of analysts covering the stocks in the Russell 1000® Index were to decline materially, and if I/B/E/S consensus target prices are unreliable or cease to be available, the stocks selected by the Methodology may not be the optimal selection of stocks for the Index, which may cause the value of the Index and/or the Fund to be less than it would be if another input were used for stock selection. Further, adjusting I/B/E/S consensus target prices by their historic six-month realized volatility may not result in the Index, and thus the Fund, outperforming another Index that employs an alternative approach or that does not adjust consensus target prices by realized volatility.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has not yet commenced investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Underlying Index and a benchmark index selected for the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Underlying Index and a benchmark index selected for the Fund.
ALPS/GS Risk-Adjusted Return US Large Cap Index ETF | ALPS/GS Risk-Adjusted Return US Large Cap Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
One Year	rr_ExpenseExampleYear01	56
Three Years	rr_ExpenseExampleYear03	176

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.